Pension and Postretirement Benefit Plans - Obligations and Funded Status (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions	$ 1,969,000,000	[1]	$ 901,000,000	[1]
Accumulated benefit obligations (ABO)	13,800,000,000		12,000,000,000
Maintenance margin	103.00%
Fair value of collateral received, amount	2,000,000		581,000,000
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions	196,000,000	[2]	396,000,000	[2]
Accumulated benefit obligations (ABO)	1,200,000,000		1,200,000,000
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions	491,000,000	[3]	455,000,000	[3]
Accumulated benefit obligations (ABO)	$ 8,300,000,000		$ 8,100,000,000

[1]	The unfavorable change in our U.S. qualified plans' projected benefit obligations funded status was largely driven by changes in interest rates and lower than expected asset returns, partially offset by plan contributions of $2.0 billion.
[2]	The U.S. supplemental (non-qualified) pension plans are not generally funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, are paid from cash generated from operations.
[3]	The favorable change in our international plans' projected benefit obligations funded status was largely driven by changes in actuarial assumptions, partially offset by the weakening of the U.S. dollar against the U.K. pound and euro. Outside the U.S., in general, we fund our defined benefit plans to the extent that tax or other incentives exist and we have accrued liabilities on our consolidated balance sheet to reflect those plans that are not fully funded.